Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
4.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31, 2020	December 31, 2019
Computer equipment	$13,473	$13,208
Furniture and fixtures	36,323	33,980
Total property and equipment	49,796	47,188
Less: Accumulated depreciation	(21,353)	(11,577)
Property and equipment, net	$28,443	$35,611

Depreciation expense on property and equipment, was $9,059 and $8,114 for the years ended December 31, 2020 and 2019, respectively.